Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000015677
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	7.34%	13.86%	13.03%
C000015680
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	12.02%	14.34%	12.84%
C000148203
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000015682
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000015683
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000015677
Average Annual Return [Line Items]
Average Annual Return, Percent	13.89%	15.22%	13.71%
Without Sales Load [Member] | C000015680
Average Annual Return [Line Items]
Average Annual Return, Percent	13.02%	14.34%	12.84%
Without Sales Load [Member] | C000148203
Average Annual Return [Line Items]
Average Annual Return, Percent	14.28%	15.61%	14.10%
Without Sales Load [Member] | C000015682
Average Annual Return [Line Items]
Average Annual Return, Percent	14.19%	15.52%	14.02%
Without Sales Load [Member] | C000015683
Average Annual Return [Line Items]
Average Annual Return, Percent	14.19%	15.52%	14.02%
DWS Index: Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.75%	15.99%	15.04%
DWS Index: Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.75%	15.99%	15.04%
DWS Index: Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.75%	15.99%	15.04%
DWS Index: Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.75%	15.99%	15.04%
DWS Index: Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.75%	15.99%	15.04%